Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Rates of Depreciation	Rates of depreciation:
%

Furniture and office equipment	7-15
Computers	33
Drones	50
Vehicles	15
Office improvements	33

Schedule of Financial Liability Measured on Recurring Basis

The Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$

Stock purchase warrants liability	-	-	189	189
Total	-	-	189	189